CAPITAL MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF CAPITAL

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other comprehensive loss and deficit) and cash and cash equivalents and short-term investments. The components of capital on September 30, 2023 were:

Cash and cash equivalents and short-term investments	$4,476,478
Shareholders’ equity	$220,322,204